Business Combination, Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Business Combinations, Goodwill And Intangible Assets Disclosure [Abstract]
Business Combination, Goodwill and Intangible Assets
Business Combination, Goodwill and Intangible Assets
Business Combination
On October 31, 2018, the acquisition for 100% of shares of the acetylene carbon black manufacturer Société du Noir d'Acétylène de l'Aubette, SAS (“SN2A”) from LyondellBasell Industries Holdings B.V. was completed. The acquisition was accounted for as a business combination. The acquisition had an aggregate purchase price of $36.8 million. This acquisition is expected to strengthen the Company's position in the specialty carbon black market by adding acetylene carbon black to its product portfolio.

The allocation of the purchase price set forth below is presented on preliminary assumptions and is based on estimates of the fair value of assets acquired and liabilities assumed:

(in thousands)
Assets
Cash	$213
Other current assets	176
Accounts receivables	1,578
Inventories	924
Property, plant and equipment	5,770
Intangible assets	44,276
Total assets acquired	$52,937

Liabilities
Current liabilities	$2,488
Deferred tax liabilities	13,665
Total liabilities assumed	16,153

Cash consideration paid	$36,784

As part of the purchase price allocation, the Company determined separately identifiable intangible assets of $44.3 million, primarily related to the unique production technology, the long term feedstock supply contract and customer relationships, having a weighted-average useful life of fifteen years. The Company estimated the fair values of the identifiable acquisition-related intangible assets based on projections of cash flows that will arise from those assets. The projected cash flows were discounted to determine the fair value of the assets at the date of acquisition. The determination of the fair value of the intangible assets acquired required the use of significant judgment with regard to (i) assumptions in the discounted cash flow model used and (ii) determination of the useful lives of the production technology and customer relationships.
The Purchase Price allocation ("PPA") is considered preliminary and its assessments are made in consideration of the measurement period. ASC 805 provides for a “measurement period” of a reasonable time not to exceed one year. Any future modifications within the measurement period in course of finalizing the PPA will be accounted through consolidated statements of operations.
The purchase price equalled the fair value of the tangible net assets and intangible assets acquired and no goodwill was recorded.
The business combination did not materially impact our consolidated statement of operations for the periods presented. The operating result of the business is included in the Company’s Specialty Carbon Black segment. Since the date of acquisition, SN2A revenues have totaled approximately $1.2 million through December 31, 2018.
The Company incurred immaterial acquisition costs of less than $0.2 million associated with the transaction, which are included in other operating expenses in the Consolidated Statements of Operations.

Goodwill
Orion had goodwill balances of $55,546k and $58,180k at December 31, 2018 and December 31, 2017, respectively. The carrying amount of goodwill attributable to each reportable segment for period ended December 31, 2018 is as follows:

Goodwill	Rubber	Specialty	Total
	(In thousands)
Balance at January 1, 2017	$29,037	$22,099	$51,136
Foreign currency impact	4,000	3,044	7,044
Balance at December 31, 2017	33,037	25,143	58,180
Foreign currency impact	(1,487)	(1,147)	(2,634)
Balance at December 31, 2018	$31,550	$23,996	$55,546
Qualitative impairment testing performed during the fiscal year for the Rubber and Specialty reporting units did not indicate a goodwill impairment.
Intangible Assets
The following table provides information regarding Orion's intangible assets:

	December 31
	2018			2017
	Gross Carrying Value	Accumulated Amortization	Net Intangible Assets	Gross Carrying Value	Accumulated Amortization	Net Intangible Assets
	(In thousands)
Developed technology and patents	$82,007	$34,348	$47,660	$67,509	$28,681	$38,828
Customer relationships	78,263	66,262	12,001	77,201	58,781	18,420
Trademarks	19,694	9,782	9,912	20,628	8,827	11,801
Long-term contracts	22,396	113	22,283	—	—	—
Other intangible assets	50,621	47,232	3,389	48,862	47,189	1,673
Total intangible assets	$252,981	$157,737	$95,245	$214,200	$143,478	$70,722
Intangible assets are amortized over their estimated useful lives, which range from 3 to 15 years. The weighted average amortization period for all intangible assets at December 31, 2018 and 2017 was 10.8 and 8.6 years, respectively. Amortization expense for the years ended December 31, 2018, 2017 and 2016 was $19,957k, $21,368k and $21,940k, respectively, and is included in Cost of sales and Selling, general and administrative expenses in the Consolidated Statements of Operations.
The estimated aggregate amortization expense for intangible assets for the fiscal years ending December 31, 2019 to 2023 and thereafter are as follows:

Year	(In thousands)
2019	$16,370
2020	11,414
2021	10,823
2022	10,453
2023	10,133
Thereafter	36,052
Total aggregated amortization	$95,245